GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.6%
Bond Funds – 53.6%
1,892	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 82,078
2,363	Goldman Sachs Access High Yield Corporate Bond ETF(a)	107,587
17,553	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	834,119
56,131	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,468,641
5,582	Invesco Senior Loan ETF	117,613
1,795	iShares JP Morgan USD Emerging Markets Bond ETF	163,794
3,116	Vanguard Long-Term Treasury ETF	222,077
5,948	Vanguard Short-Term Treasury ETF	352,419

		4,348,328

Foreign Stock Funds – 16.2%
3,993	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	128,015
5,760	Goldman Sachs ActiveBeta International Equity ETF(a)	178,214
2,899	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	127,927
12,833	Goldman Sachs MarketBeta International Equity ETF(a)	640,752
2,630	iShares Global Infrastructure ETF	134,446
1,710	iShares MSCI EAFE Small-Cap ETF	106,003

		1,315,357

Stock Funds – 25.8%
2,390	Alerian MLP ETF	96,317
279	Energy Select Sector SPDR Fund	24,329
3,700	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	302,512
29,253	Goldman Sachs MarketBeta U.S. Equity ETF(a)	1,644,896
173	Health Care Select Sector SPDR Fund	22,876

		2,090,930

TOTAL EXCHANGE TRADED FUNDS (Cost $7,931,877)		$7,754,615

Shares	Dividend Rate	Value

Investment Company(a) – 3.5%
Goldman Sachs Financial Square Government Fund - Class R6
280,641	0.660%	$ 280,641
(Cost $280,641)

TOTAL INVESTMENTS – 99.1% (Cost $8,212,518)		$8,035,256

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		74,408

NET ASSETS – 100.0%		$8,109,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE RETIREMENT PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	06/17/22	$186,190	$(12,848)

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 95.8%
Bond Funds – 47.6%
2,549	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 110,579
2,540	Goldman Sachs Access High Yield Corporate Bond ETF(a)	115,646
21,261	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	1,010,323
66,949	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	2,944,417
5,439	Invesco Senior Loan ETF	114,600
2,419	iShares JP Morgan USD Emerging Markets Bond ETF	220,734
4,305	Vanguard Long-Term Treasury ETF	306,817
7,744	Vanguard Short-Term Treasury ETF	458,832

		5,281,948

Foreign Stock Funds – 18.6%
5,943	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	190,533
8,376	Goldman Sachs ActiveBeta International Equity ETF(a)	259,153
4,233	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	186,794
20,715	Goldman Sachs MarketBeta International Equity ETF(a)	1,034,300
4,713	iShares Global Infrastructure ETF	240,929
2,519	iShares MSCI EAFE Small-Cap ETF	156,153

		2,067,862

Stock Funds – 29.6%
3,265	Alerian MLP ETF	131,579
383	Energy Select Sector SPDR Fund	33,398
5,890	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	481,566
653	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	37,534
45,742	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,572,073
185	Health Care Select Sector SPDR Fund	24,463

		3,280,613

TOTAL EXCHANGE TRADED FUNDS (Cost $10,884,611)		$10,630,423

Shares	Dividend Rate	Value

Investment Company(a) – 2.9%
Goldman Sachs Financial Square Government Fund - Class R6
323,275	0.660%	$ 323,275
(Cost $323,275)

TOTAL INVESTMENTS – 98.7% (Cost $11,207,886)		$10,953,698

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		143,782

NET ASSETS – 100.0%		$11,097,480

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	06/17/22	$279,285	$(16,610)

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 96.8%
Bond Funds – 37.5%
1,998	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 86,676
955	Goldman Sachs Access High Yield Corporate Bond ETF(a)	43,481
12,908	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	613,388
41,223	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,812,988
2,690	Invesco Senior Loan ETF	56,678
1,906	iShares JP Morgan USD Emerging Markets Bond ETF	173,923
3,042	Vanguard Long-Term Treasury ETF	216,803
5,603	Vanguard Short-Term Treasury ETF	331,978

		3,335,915

Foreign Stock Funds – 23.4%
4,500	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	144,270
7,930	Goldman Sachs ActiveBeta International Equity ETF(a)	245,354
6,150	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	271,388
20,051	Goldman Sachs MarketBeta International Equity ETF(a)	1,001,146
5,330	iShares Global Infrastructure ETF	272,470
2,368	iShares MSCI EAFE Small-Cap ETF	146,792

		2,081,420

Stock Funds – 35.9%
2,589	Alerian MLP ETF	104,337
305	Energy Select Sector SPDR Fund	26,596
5,897	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	482,139
1,325	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	76,161
44,177	Goldman Sachs MarketBeta U.S. Equity ETF(a)	2,484,073
193	Health Care Select Sector SPDR Fund	25,520

		3,198,826

TOTAL EXCHANGE TRADED FUNDS (Cost $8,782,037)		$8,616,161

Shares	Dividend Rate	Value

Investment Company(a) – 2.0%
Goldman Sachs Financial Square Government Fund - Class R6
176,178	0.660%	$ 176,178
(Cost $176,178)

TOTAL INVESTMENTS – 98.8% (Cost $8,958,215)		$8,792,339

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		108,244

NET ASSETS – 100.0%		$8,900,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	06/17/22	$186,190	$(12,848)

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 97.6%
Bond Funds – 26.3%
2,680	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 116,262
10,945	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	520,106
34,488	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	1,516,782
2,843	Invesco Senior Loan ETF	59,902
2,515	iShares JP Morgan USD Emerging Markets Bond ETF	229,494
2,988	Vanguard Long-Term Treasury ETF	212,955
6,600	Vanguard Short-Term Treasury ETF	391,050

		3,046,551

Foreign Stock Funds – 28.5%
8,419	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	269,913
12,612	Goldman Sachs ActiveBeta International Equity ETF(a)	390,215
8,820	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	389,210
31,504	Goldman Sachs MarketBeta International Equity ETF(a)	1,572,995
7,959	iShares Global Infrastructure ETF	406,864
4,243	iShares MSCI EAFE Small-Cap ETF	263,024

		3,292,221

Stock Funds – 42.8%
3,375	Alerian MLP ETF	136,012
399	Energy Select Sector SPDR Fund	34,793
9,628	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	787,185
2,333	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	134,101
68,344	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,842,983
165	Health Care Select Sector SPDR Fund	21,818

		4,956,892

TOTAL EXCHANGE TRADED FUNDS (Cost $11,303,079)		$11,295,664

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund - Class R6
129,261	0.660%	$ 129,261
(Cost $129,261)

TOTAL INVESTMENTS – 98.7% (Cost $11,432,340)		$11,424,925

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		145,012

NET ASSETS – 100.0%		$11,569,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	06/17/22	$279,285	$(18,444)

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.2%
Bond Funds – 13.3%
2,487	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 107,890
3,169	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	150,591
10,359	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	455,589
2,117	Invesco Senior Loan ETF	44,605
9	iShares JP Morgan EM Local Currency Bond ETF	318
2,403	iShares JP Morgan USD Emerging Markets Bond ETF	219,274
2,331	Vanguard Long-Term Treasury ETF	166,130
4,384	Vanguard Short-Term Treasury ETF	259,752

		1,404,149

Foreign Stock Funds – 33.1%
8,370	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	268,342
14,209	Goldman Sachs ActiveBeta International Equity ETF(a)	439,626
10,221	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	451,033
34,906	Goldman Sachs MarketBeta International Equity ETF(a)	1,742,857
8,118	iShares Global Infrastructure ETF	414,992
3,028	iShares MSCI EAFE Small-Cap ETF	187,706

		3,504,556

Stock Funds – 51.8%
3,042	Alerian MLP ETF	122,593
365	Energy Select Sector SPDR Fund	31,828
11,151	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	911,706
3,228	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	185,545
74,674	Goldman Sachs MarketBeta U.S. Equity ETF(a)	4,198,919
183	Health Care Select Sector SPDR Fund	24,198

		5,474,789

TOTAL EXCHANGE TRADED FUNDS (Cost $9,909,907)		$10,383,494

Shares	Dividend Rate	Value

Investment Company(a) – 0.7%
Goldman Sachs Financial Square Government Fund - Class R6
70,169	0.660%	$ 70,169
(Cost $70,169)

TOTAL INVESTMENTS – 98.9% (Cost $9,980,076)		$10,453,663

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		120,356

NET ASSETS – 100.0%		$10,574,019

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	06/17/22	$279,285	$(16,610)

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.5%
Bond Funds – 6.9%
2,593	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 112,488
2,055	Invesco Senior Loan ETF	43,299
2,413	iShares JP Morgan USD Emerging Markets Bond ETF	220,186
1,683	Vanguard Long-Term Treasury ETF	119,947
3,718	Vanguard Short-Term Treasury ETF	220,292

		716,212

Foreign Stock Funds – 35.5%
9,958	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	319,253
14,895	Goldman Sachs ActiveBeta International Equity ETF(a)	460,851
10,037	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	442,914
37,315	Goldman Sachs MarketBeta International Equity ETF(a)	1,863,138
7,839	iShares Global Infrastructure ETF	400,730
3,389	iShares MSCI EAFE Small-Cap ETF	210,084

		3,696,970

Stock Funds – 56.1%
3,004	Alerian MLP ETF	121,061
358	Energy Select Sector SPDR Fund	31,218
11,699	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	956,510
4,452	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	255,901
79,252	Goldman Sachs MarketBeta U.S. Equity ETF(a)	4,456,340
190	Health Care Select Sector SPDR Fund	25,124

		5,846,154

TOTAL EXCHANGE TRADED FUNDS (Cost $9,655,448)		$10,259,336

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund - Class R6
30,389	0.660%	$ 30,389
(Cost $30,389)

TOTAL INVESTMENTS – 98.8% (Cost $9,685,837)		$10,289,725

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		120,047

NET ASSETS – 100.0%		$10,409,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	06/17/22	$279,285	$(18,444)

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.9%
Bond Funds – 6.7%
2,153	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 93,400
1,846	Invesco Senior Loan ETF	38,895
2,049	iShares JP Morgan USD Emerging Markets Bond ETF	186,971
1,427	Vanguard Long-Term Treasury ETF	101,703
2,867	Vanguard Short-Term Treasury ETF	169,870

		590,839

Foreign Stock Funds – 35.9%
9,471	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	303,640
13,009	Goldman Sachs ActiveBeta International Equity ETF(a)	402,499
8,003	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	353,157
31,883	Goldman Sachs MarketBeta International Equity ETF(a)	1,591,918
6,452	iShares Global Infrastructure ETF	329,826
2,907	iShares MSCI EAFE Small-Cap ETF	180,205

		3,161,245

Stock Funds – 56.3%
2,581	Alerian MLP ETF	104,014
307	Energy Select Sector SPDR Fund	26,771
10,031	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	820,135
3,813	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	219,171
66,949	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,764,542
171	Health Care Select Sector SPDR Fund	22,611

		4,957,244

TOTAL EXCHANGE TRADED FUNDS (Cost $8,224,004)		$8,709,328

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund - Class R6
11,524	0.660%	$ 11,524
(Cost $11,524)

TOTAL INVESTMENTS – 99.0% (Cost $8,235,528)		$8,720,852

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		89,940

NET ASSETS – 100.0%		$8,810,792

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	06/17/22	$186,190	$(12,848)

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.7%
Bond Funds – 7.0%
2,197	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 95,309
1,884	Invesco Senior Loan ETF	39,696
2,086	iShares JP Morgan USD Emerging Markets Bond ETF	190,347
1,460	Vanguard Long-Term Treasury ETF	104,054
3,235	Vanguard Short-Term Treasury ETF	191,674

		621,080

Foreign Stock Funds – 36.1%
10,003	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	320,696
13,244	Goldman Sachs ActiveBeta International Equity ETF(a)	409,769
7,997	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	352,893
32,635	Goldman Sachs MarketBeta International Equity ETF(a)	1,629,466
6,453	iShares Global Infrastructure ETF	329,877
3,098	iShares MSCI EAFE Small-Cap ETF	192,045

		3,234,746

Stock Funds – 55.6%
2,638	Alerian MLP ETF	106,311
314	Energy Select Sector SPDR Fund	27,381
10,103	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	826,021
3,875	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	222,735
67,180	Goldman Sachs MarketBeta U.S. Equity ETF(a)	3,777,532
181	Health Care Select Sector SPDR Fund	23,934

		4,983,914

TOTAL EXCHANGE TRADED FUNDS (Cost $8,325,799)		$8,839,740

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund - Class R6
29,667	0.660%	$ 29,667
(Cost $29,667)

TOTAL INVESTMENTS – 99.0% (Cost $8,355,466)		$8,869,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		92,103

NET ASSETS – 100.0%		$8,961,510

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	2	06/17/22	$186,190	$(12,848)

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

May 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds – 98.6%
Bond Funds – 6.9%
2,561	Goldman Sachs Access Emerging Markets USD Bond ETF(a)	$ 111,100
2,059	Invesco Senior Loan ETF	43,383
2,425	iShares JP Morgan USD Emerging Markets Bond ETF	221,281
1,673	Vanguard Long-Term Treasury ETF	119,235
3,773	Vanguard Short-Term Treasury ETF	223,550

		718,549

Foreign Stock Funds – 35.9%
11,321	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	362,951
15,281	Goldman Sachs ActiveBeta International Equity ETF(a)	472,794
9,413	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	415,378
37,409	Goldman Sachs MarketBeta International Equity ETF(a)	1,867,832
7,925	iShares Global Infrastructure ETF	405,126
3,363	iShares MSCI EAFE Small-Cap ETF	208,472

		3,732,553

Stock Funds – 55.8%
3,029	Alerian MLP ETF	122,069
361	Energy Select Sector SPDR Fund	31,479
11,875	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	970,900
3,564	Goldman Sachs ActiveBeta U.S. Small Cap Equity ETF(a)	204,859
78,857	Goldman Sachs MarketBeta U.S. Equity ETF(a)	4,434,129
208	Health Care Select Sector SPDR Fund	27,504

		5,790,940

TOTAL EXCHANGE TRADED FUNDS (Cost $9,645,021)		$10,242,042

Shares	Dividend Rate	Value

Investment Company(a) – 0.3%
Goldman Sachs Financial Square Government Fund - Class R6
33,759	0.660%	$ 33,759
(Cost $33,759)

TOTAL INVESTMENTS – 98.9% (Cost $9,678,780)		$10,275,801

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		109,336

NET ASSETS – 100.0%		$10,385,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents affiliated funds.

Investment Abbreviation:
ETF — Exchange Traded Fund

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2022, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	3	06/17/22	$279,285	$(16,610)

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include other investment companies and ETFs Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.

Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolios enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2022:

TARGET DATE RETIREMENT PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$7,754,615	$—	$—
Investment Company	280,641	—	—

Total	$8,035,256	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(12,848)	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,630,423	$—	$—
Investment Company	323,275	—	—

Total	$10,953,698	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(16,610)	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,616,161	$—	$—
Investment Company	176,178	—	—

Total	$8,792,339	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(12,848)	$—	$—

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$11,295,664	$—	$—
Investment Company	129,261	—	—

Total	$11,424,925	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(18,444)	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,383,494	$—	$—
Investment Company	70,169	—	—

Total	$10,453,663	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(16,610)	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,259,336	$—	$—
Investment Company	30,389	—	—

Total	$10,289,725	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(18,444)	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,709,328	$—	$—
Investment Company	11,524	—	—

Total	$8,720,852	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(12,848)	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$8,839,740	$—	$—
Investment Company	29,667	—	—

Total	$8,869,407	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(12,848)	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$10,242,042	$—	$—
Investment Company	33,759	—	—

Total	$10,275,801	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(16,610)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Portfolio or an Underlying Fund’s investments in dividend-paying securities could cause the Portfolio or an Underlying Fund to underperform other Portfolio or an Underlying Funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Portfolio or an Underlying Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. For example, in response to the outbreak of a novel strain of coronavirus (known as COVID-19), the U.S. Government passed the Coronavirus Aid, Relief and Economic Security Act in March 2020, which established loan programs for certain issuers impacted by COVID-19. Among other conditions, borrowers under these loan programs are generally restricted from paying dividends. The adoption of new legislation could further limit or restrict the ability of issuers to pay dividends. To the extent that dividend-paying securities are concentrated in only a few market sectors, the Portfolio or an Underlying Fund may be subject to the risks of volatile economic cycles and/or conditions or developments that may be particular to a sector to a greater extent than if its investments were diversified across different sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Portfolio or an Underlying Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Portfolio or an Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Portfolio or an Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Schedule of Investments (continued)

May 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other Portfolios, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio or an Underlying Fund to sell Portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio or an Underlying Fund’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio or an Underlying Fund’s performance to the extent that a Portfolio or an Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Portfolio invests may go up or down in response to the prospectus of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios have unsettled or open transactions defaults. An investment in the Portfolio represents an indirect investment in the securities owned by the Portfolio , a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio may utilize leverage, which magnifies the market risk.

Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.